Note 15 - Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of fair value measurement of assets [text block]
June 30, 2021	Level 1	Level 2	Level 3	Total

Cash	$27,988,471	$-	$-	$27,988,471
June 30, 2020	Level 1	Level 2	Level 3	Total

Cash	$4,141,494	$-	$-	$4,141,494

Disclosure of assets and liabilities exposed to currency risk
	2021 $	2020 $
Cash	736,623	574,506
Accounts payable	(1,520,823)	(6,426,587)
Convertible loan	-	(4,955,500)